Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense Differences

The reasons for these differences are as follows.

	Year ended March 31,
	2015	2014	2013
Income (loss) before income taxes
Domestic	$17,435	$30,594	$(14,139)
Foreign	19,546	(9,530)	(49,334)

	$36,981	$21,064	$(63,473)
Combined tax rate	25.00%	25.00%	25.00%

Expected income tax expense (recovery)	$9,245	$5,266	$(15,868)
Adjustments
Non-deductible, non-taxable items	3,684	1,768	2,138
Impairment of goodwill	—	—	8,543
Variation in foreign tax rates	1,646	1,000	275
Deferred income tax rate differences	—	—	305
Change in valuation allowance	1,446	(2,807)	1,296
Investment tax credits – current year	(2,243)	(3,798)	(5,471)
Investment tax credits – prior years	(375)	(1,378)	(172)
Other	(550)	469	(24)

Income tax expense (recovery)	$12,853	$520	$(8,978)

Schedule of Tax Effects of Temporary Differences

The components of the deferred income tax assets and liabilities were as follows:

	March 31, 2015	March 31, 2014
Deferred income tax assets
Inventory	$146	$—
Non-capital losses	1,953	—
Foreign non-capital losses	5,691	3,849
Allowance for doubtful receivables	135	445
Derivative contracts	—	61
Property and equipment	1,399	1,077
Deferred revenue	6,765	23,777
Capital lease obligation	818	589
Accrued restructuring obligation	269	2,107
Accrued warranty obligation	4,933	4,589
Deferred financing fees	256	54
Long term debt	2,090	392
Intangible assets	88	552
Other	503	606
Investment tax credits	(651)	—

	24,395	38,098
Deferred income tax liabilities
Inventory	—	58
Valuation Allowance	8,039	3,025
Investment tax credits	—	1,182

	8,039	4,265

Net deferred income tax asset	$16,356	$33,833

Deferred income tax asset – current	$8,052	$27,045
Deferred income tax asset – long-term	8,304	6,788

	$16,356	$33,833